Expense Example, No Redemption	Eaton Vance Atlanta Capital Focused Growth Fund Class A 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class A 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class C 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class I 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class A 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class C 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class I 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class R6 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 10 Years
USD ($)	674	884	1,111	1,762	181	560	964	1,897	80	249	433	966	674	884	1,111	1,762	181	560	964	1,897	80	249	433	966	76	237	411	918	685	916	1,167	1,881	192	594	1,021	2,016	90	281	488	1,084	142	440	761	1,669	83	259	450	1,002